Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	PERUSAHAAN PERSEROAN PERSERO PT TELEKOMUNIKASI INDONESIA TBK
Entity Incorporation, State or Country Code	K8
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0001001807
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Series A Dwiwarna Share
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Series B shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	99,062,216,599